FIFTH THIRD FUNDS

                   SUPPLEMENT DATED SEPTEMBER 14, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                            MONEY MARKET MUTUAL FUNDS
             CLASS A, CLASS B, CLASS C AND ADVISOR SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

PORTFOLIO MANAGERS

1. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. KRUMPELMAN ON PAGE 112 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND, for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005 and for the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

2. EFFECTIVE IMMEDIATELY, THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" OF THE PROSPECTUS BEGINNING ON PAGE 110 IS HEREBY SUPPLEMENTED WITH THE FOLLOWING
BIOGRAPHIES:

Mark Demos has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since September 2007. A Chartered Financial Analyst, Mr. Demos graduated from Lee University, with honors, with a Bachelor of Science degree in Business Administration. He joined Fifth Third Asset Management, Inc. in 1999 as an Analyst, covering the Technology, Energy and Industrial sectors. In the 4th quarter of 2006, he joined the Large Cap Strategies team as a Portfolio Manager. Prior to joining the Advisor, he worked for the Ohio Company as an Analyst. Mr. Demos has 9 years of investment experience and is a member of the Cincinnati Society of Financial Analysts.


Scott Richter has been the portfolio manager for the FIFTH THIRD LARGE CAP VALUE FUND since September 2007. A Chartered Financial Analyst, Mr. Richter joined Fifth Third Asset Management, Inc.'s Large Cap Value Team in January 2007 from Mellon Financial in Cleveland. He has ten years of portfolio management and research. His previous experience includes Weber, Fulton & Felman and its predecessor, Davidson Partners. Weber, Fulton & Felman was acquired by Mellon in 2002. Mr. Richter earned a B.S. in Mechanical Engineering from the University of Rochester, where he was elected to Phi Beta Kappa, and an M.B.A. from Harvard Business School.

3. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. BILLEADEAU ON PAGE 110 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Scott A. Billeadeau has been the portfolio manager for the FIFTH THIRD MID CAP GROWTH FUND since June 2003, for the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, of the FIFTH THIRD TECHNOLOGY FUND since November 2003 and for the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991, he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manager and analyst. In 1994, he assumed management responsibilities for all small- and mid-cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary, Tradestreet Investment Associates, Inc., in 1997, where he was the Director and Senior Portfolio Manager responsible for the mid-cap and small-cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. At Paladin, Mr. Billeadeau was a Senior Portfolio Manager of small, small-to-mid cap and mid-cap growth strategies. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chairman of the audit committee. Mr. Billeadeau has 20 years of investment experience.

4. EFFECTIVE IMMEDIATELY, THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 110 OF THE PROSPECTUS IS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE:

Mr. Steven E. Folker no longer serves as portfolio manager of the Fifth Third Technology Fund, the Fifth Third Quality Growth Fund or the Fifth Third LifeModel Funds(SM).

5. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. FISHER ON PAGE 110 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Jon Fisher has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of FIFTH THIRD QUALITY GROWTH FUND since September 2007. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 16 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.


SP-ABCADV-0907

                                FIFTH THIRD FUNDS

                   SUPPLEMENT DATED SEPTEMBER 14, 2007 TO THE
                           STOCK AND BOND MUTUAL FUNDS
                             ASSET ALLOCATION FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 29, 2006

PORTFOLIO MANAGERS

1. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. KRUMPELMAN ON PAGE 94 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

J. Jeffrey Krumpelman has been the portfolio manager for the FIFTH THIRD DIVIDEND GROWTH FUND, for the FIFTH THIRD STRATEGIC INCOME FUND since September 2005 and for the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 14 years of investment management experience.

2. EFFECTIVE IMMEDIATELY, THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" OF THE PROSPECTUS BEGINNING ON PAGE 92 IS HEREBY SUPPLEMENTED WITH THE FOLLOWING
BIOGRAPHIES:

Mark Demos has been the portfolio manager for the FIFTH THIRD TECHNOLOGY FUND since September 2007. A Chartered Financial Analyst, Mr. Demos graduated from Lee University, with honors, with a Bachelor of Science degree in Business Administration. He joined Fifth Third Asset Management, Inc. in 1999 as an Analyst, covering the Technology, Energy and Industrial sectors. In the 4th quarter of 2006, he joined the Large Cap Strategies team as a Portfolio Manager. Prior to joining the Advisor, he worked for the Ohio Company as an Analyst. Mr. Demos has 9 years of investment experience and is a member of the Cincinnati Society of Financial Analysts.


Scott Richter has been the portfolio manager for the FIFTH THIRD LARGE CAP VALUE FUND since September 2007. A Chartered Financial Analyst, Mr. Richter joined Fifth Third Asset Management, Inc.'s Large Cap Value Team in January 2007 from Mellon Financial in Cleveland. He has ten years of portfolio management and research. His previous experience includes Weber, Fulton & Felman and its predecessor, Davidson Partners. Weber, Fulton & Felman was acquired by Mellon in 2002. Mr. Richter earned a B.S. in Mechanical Engineering from the University of Rochester, where he was elected to Phi Beta Kappa, and an M.B.A. from Harvard Business School.

3. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. BILLEADEAU ON PAGE 92 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Scott A. Billeadeau has been the portfolio manager for the FIFTH THIRD MID CAP GROWTH FUND since June 2003, for the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, of the FIFTH THIRD TECHNOLOGY FUND since November 2003 and for the FIFTH THIRD LIFEMODEL FUNDS(SM) since September 2007. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991, he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manager and analyst. In 1994, he assumed management responsibilities for all small- and mid-cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary, Tradestreet Investment Associates, Inc., in 1997, where he was the Director and Senior Portfolio Manager responsible for the mid-cap and small-cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. At Paladin, Mr. Billeadeau was a Senior Portfolio Manager of small, small-to-mid cap and mid-cap growth strategies. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chairman of the audit committee. Mr. Billeadeau has 20 years of investment experience.

4. EFFECTIVE IMMEDIATELY, THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 92 OF THE PROSPECTUS IS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE:

Mr. Steven E. Folker no longer serves as portfolio manager of the Fifth Third Technology Fund, the Fifth Third Quality Growth Fund or the Fifth Third LifeModel Funds(SM).

5. EFFECTIVE IMMEDIATELY, THE BIOGRAPHY FOR MR. FISHER ON PAGE 92 OF THE PROSPECTUS IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" IS HEREBY DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

Jon Fisher has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of FIFTH THIRD QUALITY GROWTH FUND since September 2007. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 16 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-STBD-0907

                                FIFTH THIRD FUNDS

                   SUPPLEMENT DATED SEPTEMBER 14, 2007 TO THE
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
        DATED NOVEMBER 29, 2006, AS AMENDED AND RESTATED DECEMBER 7, 2006

THE SECTION ENTITLED "PORTFOLIO MANAGER INFORMATION" ON PAGE 65 OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY SUPPLEMENTED WITH THE FOLLOWING:

   ------------------------------------------------------------------------------------------------------------------
                              NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF AUGUST 31, 2007
   ------------------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGER       OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT          OTHER ACCOUNTS
                                        COMPANIES                      VEHICLES
   -------------------------- ------------------------------- --------------------------- ---------------------------
   Mark Demos                 Number: -                       Number: 2                   Number: 102
                              Assets: -                       Assets: $ 14,981,776        Assets:  $ 645,301,566
   -------------------------- ------------------------------- --------------------------- ---------------------------
   Scott Richter              Number: -                       Number: 3                   Number: 222
                              Assets: -                       Assets: $ 39,179,775        Assets:  $ 812,856,279
   -------------------------- ------------------------------- --------------------------- ---------------------------


THE SECTION ENTITLED "SECURITIES OWNERSHIP" BEGINNING ON PAGE 69 OF THE OF THE STATEMENT OF ADDITIONAL INFORMATION IS HEREBY SUPPLEMENTED WITH THE FOLLOWING:

 -------------------------------------- ---------------------------------------
 NAME OF PORTFOLIO MANAGER              DOLLAR RANGE OF EQUITY SECURITIES
 -------------------------------------- ---------------------------------------
 Mark Demos                             None
 -------------------------------------- ---------------------------------------
 Scott Richter                          None
 -------------------------------------- ---------------------------------------

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


SP-SAI-9-07